JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.4%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	466	41,287

Automobiles — 0.5%
Thor Industries, Inc.	334	31,814

Banks — 0.9%
East West Bancorp, Inc.	428	14,011
First Republic Bank	388	42,304

		56,315

Biotechnology — 4.9%
Agios Pharmaceuticals, Inc. *	532	18,620
Alnylam Pharmaceuticals, Inc. *	382	55,576
BioMarin Pharmaceutical, Inc. *	229	17,445
Exact Sciences Corp. * (a)	721	73,506
Exelixis, Inc. *	1,742	42,587
Intercept Pharmaceuticals, Inc. * (a)	175	7,246
Neurocrine Biosciences, Inc. *	343	32,954
Seattle Genetics, Inc. *	269	52,680

		300,614

Building Products — 3.0%
Fortune Brands Home & Security, Inc.	769	66,543
Trane Technologies plc	519	62,965
Trex Co., Inc. * (a)	733	52,504

		182,012

Capital Markets — 4.3%
Blackstone Group, Inc. (The), Class A	538	28,068
Charles Schwab Corp. (The)	1,171	42,411
Evercore, Inc., Class A	408	26,688
MarketAxess Holdings, Inc.	123	59,332
MSCI, Inc.	190	67,610
S&P Global, Inc.	108	38,919

		263,028

Commercial Services & Supplies — 2.1%
Copart, Inc. *	759	79,796
Waste Connections, Inc.	476	49,459

		129,255

Containers & Packaging — 1.2%
Ball Corp.	916	76,134

Electrical Equipment — 2.4%
AMETEK, Inc.	497	49,422
Generac Holdings, Inc. *	517	100,015

		149,437

Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	658	71,235
Keysight Technologies, Inc. *	645	63,703
Zebra Technologies Corp., Class A *	250	63,140

		198,078

Entertainment — 2.7%
Spotify Technology SA *	368	89,363
Take-Two Interactive Software, Inc. *	449	74,151

		163,514

Health Care Equipment & Supplies — 4.0%
Cooper Cos., Inc. (The)	146	49,186
DexCom, Inc. *	107	43,944
Insulet Corp. *	294	69,510
ResMed, Inc. (a)	493	84,480

		247,120

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. * (a)	632	18,644
Amedisys, Inc. *	208	49,130
Centene Corp. *	699	40,768
McKesson Corp.	492	73,244

		181,786

Health Care Technology — 2.9%
GoodRx Holdings, Inc., Class A *	184	10,253
Teladoc Health, Inc. * (a)	365	79,962
Veeva Systems, Inc., Class A *	316	88,730

		178,945

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc. *	71	87,681
Las Vegas Sands Corp.	920	42,923

		130,604

Household Durables — 2.4%
Garmin Ltd.	519	49,188
Helen of Troy Ltd. *	270	52,173
NVR, Inc. *	11	46,139

		147,500

Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.	314	38,473

Insurance — 1.2%
Progressive Corp. (The)	535	50,611
Selectquote, Inc. * (a)	1,113	22,536

		73,147

Interactive Media & Services — 2.0%
Match Group, Inc. *	811	89,723
Pinterest, Inc., Class A *	835	34,661

		124,384

Internet & Direct Marketing Retail — 1.2%
Booking Holdings, Inc. *	25	42,596
Chewy, Inc., Class A * (a)	581	31,862

		74,458

IT Services — 7.0%
Booz Allen Hamilton Holding Corp.	1,027	85,195
FleetCor Technologies, Inc. *	216	51,406
Global Payments, Inc.	346	61,354
MongoDB, Inc. * (a)	220	50,863
Okta, Inc. * (a)	347	74,291
Snowflake, Inc., Class A * (a)	74	18,449
Square, Inc., Class A *	257	41,840
Twilio, Inc., Class A * (a)	196	48,306

		431,704

Leisure Products — 0.5%
Brunswick Corp.	488	28,772

Life Sciences Tools & Services — 1.2%
Mettler-Toledo International, Inc. *	76	73,300

Machinery — 3.0%
Ingersoll Rand, Inc. *	1,012	36,035
ITT, Inc.	663	39,121
Nordson Corp.	240	46,056
Stanley Black & Decker, Inc.	393	63,728

		184,940

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media — 0.6%
New York Times Co. (The), Class A (a)	801	34,292

Pharmaceuticals — 3.6%
Catalent, Inc. *	598	51,225
Horizon Therapeutics plc *	1,123	87,265
Jazz Pharmaceuticals plc *	341	48,662
Royalty Pharma plc, Class A (a)	787	33,109

		220,261

Professional Services — 4.5%
CoStar Group, Inc. *	86	73,142
Equifax, Inc.	471	73,947
FTI Consulting, Inc. *	433	45,906
IHS Markit Ltd.	1,024	80,425

		273,420

Road & Rail — 1.4%
Lyft, Inc., Class A * (a)	708	19,494
Old Dominion Freight Line, Inc.	368	66,570

		86,064

Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc. *	814	66,748
Cree, Inc. * (a)	275	17,516
Enphase Energy, Inc. *	803	66,320
Entegris, Inc.	941	69,939
Lam Research Corp.	156	51,882
Microchip Technology, Inc. (a)	584	60,022
SolarEdge Technologies, Inc. *	356	84,781
Teradyne, Inc. (a)	551	43,759
Xilinx, Inc.	676	70,435

		531,402

Software — 13.8%
Cadence Design Systems, Inc. *	775	82,628
Coupa Software, Inc. * (a)	161	44,153
Crowdstrike Holdings, Inc., Class A *	610	83,820
DocuSign, Inc. * (a)	324	69,759
HubSpot, Inc. *	220	64,349
RingCentral, Inc., Class A *	281	77,028
ServiceNow, Inc. *	73	35,247
Splunk, Inc. *	585	110,026
Synopsys, Inc. *	498	106,476
Trade Desk, Inc. (The), Class A * (a)	213	110,345
Zscaler, Inc. *	416	58,527

		842,358

Specialty Retail — 7.2%
Burlington Stores, Inc. *	289	59,539
CarMax, Inc. * (a)	563	51,709
National Vision Holdings, Inc. *	977	37,372
O’Reilly Automotive, Inc. *	310	142,703
Tractor Supply Co.	704	100,926
Ulta Beauty, Inc. *	232	51,919

		444,168

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc. *	230	75,590

Thrifts & Mortgage Finance — 0.4%
Rocket Cos., Inc., Class A * (a)	1,105	22,023

TOTAL COMMON STOCKS (Cost $4,065,388)		6,036,199

SHORT-TERM INVESTMENTS — 7.9%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (b) (c) (Cost $139,519)	139,439	139,537

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (b) (c)	264,988	265,041
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (b) (c)	80,154	80,154

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $345,219)		345,195

TOTAL SHORT-TERM INVESTMENTS (Cost $484,738)		484,732

Total Investments — 106.3% (Cost $4,550,126)		6,520,931
Liabilities in Excess of Other Assets — (6.3)%		(384,363)

Net Assets — 100.0%		6,136,568

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $339,464,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,520,931	$—	$—	$6,520,931

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$51,560	$288,218	$200,224	$(7)	$(10)	$139,537	139,439	$65	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	211,088	526,001	472,000	(25)	(23)	265,041	264,988	240	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	24,377	192,381	136,604	—	—	80,154	80,154	7	—

Total	$287,025	$1,006,600	$808,828	$(32)	$(33)	$484,732		$312	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.